Investments in Associates and Joint Ventures - Summary of Main Investments (Detail) - BRL (R$) R$ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016	Jan. 01, 2017	Dec. 31, 2015
Disclosure of investments in associates and joint ventures [Line Items]
Equity in earnings	R$ 150,466	R$ 144,356	R$ 132,384	R$ 132,384	R$ 113,597
Other comprehensive income	(326)	653	(2,467)
Total comprehensive results	25,313	23,878	19,549
Investments in Subsidiaries Associates and Joint Ventures [Member]
Disclosure of investments in associates and joint ventures [Line Items]
Investment	12,019	5,055
Equity in earnings	747	550	528
Other comprehensive income		(102)
Total comprehensive results	747	448
Investments in Subsidiaries Associates and Joint Ventures [Member] | Associates [member]
Disclosure of investments in associates and joint ventures [Line Items]
Investment	11,802	4,851
Equity in earnings	798	578	557
Other comprehensive income		(102)
Total comprehensive results	798	476
Investments in Subsidiaries Associates and Joint Ventures [Member] | Joint ventures [member]
Disclosure of investments in associates and joint ventures [Line Items]
Investment	217	204
Equity in earnings	(51)	(28)	R$ (29)
Total comprehensive results	R$ (51)	R$ (28)